Bonds Payable	12 Months Ended
Dec. 31, 2015
Bonds Payable
Bonds Payable

15.Bonds Payable

On January 29, 2013, the Company’s subsidiary, Shandong Borun has successfully registered its plan to issue private placement bonds with an aggregate principal amount of RMB500,000,000 ($76,998,891) with the Shanghai Stock Exchange, the PRC (the “Registered Plan”). Under the Registered Plan, Shandong Borun would initially issue a three-year fixed-rate private placement bonds. with a principle amount of RMB350,000,000 ($53,899,224) on the date of registration, and thereafter, has the option to issue a second tranche of private placement bonds within six months from the date of registration with a principle amount of RMB150,000,000 ($23,099,667).

During the year ended December 31, 2013, Shandong Borun has issued the registered private placement bonds (the “Bonds”) of RMB500,000,000 ($76,998,891). The proceeds from the issuance of the Bonds were used in the purpose for the Company’s working capital and capital expenditures. RMB500,000,000 and RMB320,000,000 ($49,279,290) was outstanding as of December 31, 2014 and 2015, respectively

The Bonds were issued at face value of RMB100 ($15) each, bear a fixed annual interest rate of 9.3%, with maturity on April 16, 2016. At the end of the second year of the life of the Bonds, Shandong Borun raised interest rate from 9.3% to 9.5% per annum, and the holders of the Bonds have sold back total of RMB180,000,000 ($27,719,601) of the Bonds at face value during the year ended December 31, 2015. The bonds payable and its accrued interest expenses as of the end of the reporting period as follows:

	As of December 31,
	2014	2015	2015
	(RMB)	(RMB)	($)
Current liabilities
Accrued expenses and other payables—Accrued bonds’ interests element (note 13)	39,820,456	27,205,456	4,189,580
Bonds payable—Outstanding principals	500,000,000	320,000,000	49,279,290

Interests of the Bonds incurred for the year ended December 31, 2013, 2014 and 2015 was RMB 39,822,083, RMB46,500,000 and RMB33,885,000 ($5,218,215), respectively, which are payable annually.

Cost associated to the issuance of the Bonds of RMB15,140,000 ($2,331,526) represented cost incurred for professional services from the sponsors and other various parties, which was recorded as “Long-term deferred expenses” in the balance sheets. The long-term deferred expenses would be amortized over the life of the Bonds. As of December 31, 2015, outstanding deferred expenses of RMB427,908 ($65,897) were classified as “Prepaid expenses”. The amortized deferred expenses for the year ended December 31, 2013, 2014 and 2015 were RMB4,442,288, RMB5,134,902 and RMB5,134,902 ($790,764), respectively.